TAXATION - Reconciliation of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of the differences between the PRC statutory tax rate and effective tax rate
Loss before income taxes and share of net income/(loss) of equity investees	¥ (200,423)	$ (28,789)	¥ (496,048)	¥ (1,217,388)
Income tax computed at the statutory tax rate of 25%	50,106	7,197	124,012	304,346
Non-deductible expenses	(74,083)	(10,641)	(76,056)	(113,139)
Effect of different tax rates in different jurisdictions and preferential tax rate	(9,949)	(1,429)	(4,826)	(4,220)
Research and development expenses deduction	19,552	2,808	12,248	9,441
Non-taxable income	17,489	2,512	17,097	13,985
Over-accrued EIT for previous years	(1,245)	(179)	(8,770)	(154)
Deferred tax expense	2,876	413	(4,140)	(19,362)
Tax rate change	4,578	658	(16,771)
Expired tax loss	(2,201)	(316)	(13,482)	(31,373)
Change in valuation allowance	(16,257)	(2,334)	(74,741)	(169,380)
Income tax expense (benefit), total	¥ (18,290)	$ (2,627)	¥ (11,887)	¥ (9,856)